Financial Instruments - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	$ 825		$ 2,706
Trade and other receivables	1,167		1,313
Other financial assets - current	533	$ 82	76
Other financial assets - non-current	74		53
Current indebtedness	(579)		(3)
Trade payables	(265)		(326)
Accruals	(801)		(891)
Other financial liabilities - current	(434)	$ (138)	(95)
Long-term indebtedness	(2,676)		(3,213)
Other financial liabilities - non-current	(256)		(79)
Total	(2,412)		(459)
Assets/ (liabilities) at fair value through earnings [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	490		2,390
Other financial assets - current	435		1
Other financial assets - non-current			16
Other financial liabilities - current	(7)
Other financial liabilities - non-current	(3)		(2)
Total	915		2,405
Derivatives used for hedging [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Other financial liabilities - current	(62)
Other financial liabilities - non-current			(76)
Total	(62)		(76)
Assets liabilities at amortized cost [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	335		316
Trade and other receivables	1,167		1,313
Other financial assets - current	98		75
Other financial assets - non-current	45		14
Current indebtedness	(579)		(3)
Trade payables	(265)		(326)
Accruals	(801)		(891)
Other financial liabilities - current	(365)		(95)
Long-term indebtedness	(2,676)		(3,213)
Other financial liabilities - non-current	(253)		(1)
Total	(3,294)		(2,811)
Assets at Fair Value through Other Comprehensive Income [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Other financial assets - non-current	29		23
Total	$ 29		$ 23